Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
Schedule of Operating Segment	The following table presents the significant revenue and expense categories of the Company’s single operating segment:
	Three Months Ended March 31,
	2025	2024

Revenues	$1,106,819	$2,204,720
Less:
Cost of revenues	931,519	1,892,403
Operating expenses:
Salary and benefits expenses	385,803	439,200
Professional fees	535,122	316,567
Stock-based compensation	82,537	171,897
Other selling, general and administrative	309,649	397,585
Provision for (recovery from) credit losses	23,283	(10,215)
Other expenses (income):
Interest expense, net	897,017	302,389
Non cash finance expense	-	1,000,000
Gain on loan extinguishment	(40,000)	-
Income taxes	1,700	1,700
Net loss	$(2,019,811)	$(2,306,806)
The following table presents the significant revenue and expense categories of the Company’s single operating segment:
	Year Ended December 31,
	2024	2023

Revenues	$9,261,583	$8,932,751
Less:
Cost of revenues	12,066,778	9,881,622
Operating expenses:
Salary and benefits expenses	1,883,893	1,388,987
Professional fees	2,320,041	861,056
Stock-based compensation	1,413,458	-
Other selling, general and administrative	1,516,728	908,952
Provision for credit losses	408,569	907,021
Goodwill impairment loss	-	1,023,533
Other expenses (income):
Interest expense, net	2,301,600	847,191
Non cash finance expense	1,000,000	-
Loss on loan extinguishment	8,417	233,450
Income taxes	5,100	218,358
Other segment (income) expense	(9,661)	752
Net loss	$(13,653,340)	$(7,338,171)